Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2018
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Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
From France	44,409	24,680	12,495
From USA	399	508	236

Revenues	44,808	25,188	12,731

Research tax credit	10,038	8,327	8,561
Subsidies and other	1,599	201	140

Other income	11,637	8,528	8,701

Total revenues and other income	56,444	33,715	21,432

Revenues by Nature

Revenues by nature

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Recognition of previously deferred upfront payments	20,856	14,875	7,114
Other revenues	21,035	7,945	3,383

Collaboration agreements	41,891	22,821	10,497

Licenses	2,771	2,270	2,142
Products & services	145	97	92

Total revenues	44,808	25,188	12,731

Details of Operating Expenses by Nature

Details of operating expenses by nature

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Royalty expenses	(1,777)	(2,620)	(2,739)

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Research and development expenses
Wages and salaries	(11,924)	(12,986)	(16,452)
Social charges on free shares and stock option grants	(3,851)	(1,088)	(99)
Non-cash stock based compensation expense	(33,207)	(23,832)	(18,057)

Personnel expenses	(48,982)	(37,906)	(34,608)

Purchases and external expenses	(27,720)	(38,458)	(40,458)
Other	(1,756)	(2,863)	(1,501)

Total research and development expenses	(78,458)	(79,227)	(76,567)

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Selling, general and administrative expenses
Wages and salaries	(4,978)	(7,019)	(11,373)
Social charges on free shares and stock option grants	(3,130)	(881)	(29)
Non-cash stock based compensation expense	(25,415)	(26,586)	(19,161)

Personnel expenses	(33,523)	(34,486)	(30,563)

Purchases and external expenses	(8,854)	(9,138)	(14,251)
Other	(1,035)	(1,126)	(2,433)

Total selling, general and administrative expenses	(43,413)	(44,750)	(47,248)

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Personnel expenses
Wages and salaries	(16,902)	(20,005)	(27,825)
Social charges on free shares and stock option grants	(6,981)	(1,969)	(128)
Non-cash stock based compensation expense	(58,622)	(50,418)	(37,218)

Total personnel expenses	(82,505)	(72,392)	(65,171)

Details of Financial Income and Expenses

Details of financial income and expenses

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Interest income	1,630	1,974	6,787
Foreign exchange gain	4,832	1,185	13,597
Other financial revenues	689	4,102	188

Total financial revenues	7,147	7,262	20,572

Interest expenses	—	—	(39)
Interest expenses for finance lease	(7)	(4)	(7)
Foreign exchange loss	(4,201)	(17,734)	(3,090)
Other financial expenses	(2,895)	(556)	(677)

Total financial expenses	(7,101)	(18,294)	(3,813)

Total	46	(11,032)	16,758

Disclosure of Income Tax (Expense or Income)

Tax proof

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Income (loss) before taxes from continuing operations	(67,255)	(103,683)	(88,333)
Theoretical group tax rate	34.43%	34.43%	23.66%

Theoretical tax benefit (expense)	23,156	35,698	20,901

Increase/decrease in tax benefit arising from:
Permanent differences	124	293	832
Research tax credit	3,082	2,926	2,079
Share-based compensation & other IFRS adjustments	(20,184)	(8,297)	(8,065)

Non recognition of deferred tax assets related to tax losses and temporary differences	(6,158)	(30,713)	(15,652)

Other differences	(20)	92	(95)

Effective tax expense	—	—	—

Effective tax rate	0.00%	0.00%	0.00%

Disclosure of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities

	As of December 31,
	2016	2017	2018
	$ in thousands
Credits and net operating loss carryforwards	41,985	51,640	65,555
Pension commitments	193	548	569
Leases	(54)	(12)	(4)
Impairment of assets	14	10	10
Revenue recognition	—	—	200
Other	894	604	491
Valuation allowance on deferred tax assets	(43,032)	(52,790)	(66,823)

Total	—	—	—

Summary of Key Performance Indicators by Reportable Segments

Details of key performance indicators by reportable segment

	For the year ended December 31, 2016			For the year ended December 31, 2017			For the year ended December 31, 2018
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	399	44,409	44,808	508	24,680	25,188	236	12,495	12,731
External other income	186	11,450	11,637	239	8,290	8,528	178	8,523	8,701

External revenues and other income	585	55,859	56,444	747	32,969	33,715	414	21,018	21,432

Royalty expenses	(468)	(1,309)	(1,777)	(390)	(2,230)	(2,620)	(595)	(2,144)	(2,739)
Research and development expenses	(4,112)	(74,345)	(78,458)	(6,057)	(73,170)	(79,227)	(8,638)	(67,929)	(76,567)
Selling, general and administrative expenses	(4,809)	(38,603)	(43,413)	(13,143)	(31,607)	(44,750)	(21,067)	(26,180)	(47,248)
Other operating income and expenses	(6)	(93)	(99)	6	225	232	(50)	81	31

Total operating expenses	(9,395)	(114,351)	(123,746)	(19,584)	(106,782)	(126,366)	(30,351)	(96,172)	(126,523)

Operating income (loss) before tax	(8,810)	(58,492)	(67,302)	(18,837)	(73,813)	(92,650)	(29,937)	(75,154)	(105,091)

Financial gain (loss)	87	(41)	46	—	(11,032)	(11,032)	1,420	15,339	16,758

Net income (loss)	(8,722)	(58,533)	(67,255)	(18,837)	(84,846)	(103,683)	(28,517)	(59,816)	(88,333)

Net income (loss) from discontinued operations	—	—	—	—	—	—	—	—	—
Non controlling interests	—	—	—	4,315	—	4,315	9,640	—	9,640

Net income (loss) attributable to shareholders of Cellectis	(8,722)	(58,533)	(67,255)	(14,522)	(84,846)	(99,368)	(18,877)	(59,816)	(78,693)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	477	32,731	33,208	967	22,623	23,590	838	16,852	17,689
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	621	24,793	25,414	4,990	20,345	25,335	5,218	11,655	16,873

Adjustment of share-based compensation attributable to shareholders of Cellectis	1,098	57,524	58,622	5,957	42,967	48,924	6,056	28,507	34,563

Adjusted net income (loss) attributable to shareholders of Cellectis	(7,625)	(1,009)	(8,633)	(8,565)	(41,877)	(50,443)	(12,821)	(31,309)	(44,130)

Depreciation and amortization	(345)	(1,866)	(2,211)	(551)	(2,820)	(3,371)	(637)	(1,740)	(2,377)
Additions to tangible and intangible assets	10,410	4,164	14,573	792	1,849	2,642	1,871	3,040	4,911
Impairment of tangible assets	—	—	—	—	(798)	(798)	—	—	—

Summary of Reconciliation of Plant Segment Result of Operations

Reconciliation of Plant Segment result of operations for the year ended December 31, 2018

$ in thousands	For the full year ended December 31, 2018
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Non-cash stock-based compensation booked in IFRS (1)	Non-cash stock-based compensation in US GAAP (1)	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	414	—	—	—	(177)	—	236

Research and development expenses	(8,638)	1,205	(630)	—	(1,783)	—	(9,846)
Selling, general and administrative expenses	(21,067)	7,506	(3,756)	(3,090)	1,245	657	(18,505)
Royalties and other operating income and expenses	(645)	—	—	(71)	716	—	—

Total operating expenses	(30,350)	8,711	(4,386)	(3,161)	177	657	(28,351)

Operating income (loss) before tax	(29,937)	8,711	(4,386)	(3,161)	—	657	(28,115)

Financial gain (loss)	1,420	—	—	51	—	(1,244)	218

Net income (loss)	(28,517)	8,711	(4,386)	(3,110)	—	(587)	(27,897)

Reconciliation of Plant Segment result of operations for the year ended December 31, 2017

$ in thousands	For the full year ended December 31, 2017
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation (1)	Cellectis and Calyxt equity award IFRS/US GAAP difference : Non cash stock-based compensation (1)	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	747	—	—	167	(405)	(1)	508

Research and development expenses	(6,057)	1,134	(6,086)	—	(563)	16	(11,556)
Selling, general and administrative expenses	(13,143)	6,316	(6,006)	(2,501)	436	157	(14,741)
Royalties and other operating income and expenses	(384)	—	—	(114)	504	(7)	—

Total operating expenses	(19,584)	7,450	(12,092)	(2,615)	378	166	(26,297)

Operating income (loss) before tax	(18,837)	7,450	(12,092)	(2,448)	(27)	165	(25,789)

Financial gain (loss)	—	—	—	(1)	27	(218)	(191)

Net income (loss)	(18,837)	7,450	(12,092)	(2,449)	—	(53)	(25,980)

Reconciliation of Plant Segment result of operations for the year ended December 31, 2016

$ in thousands	For the year ended December 31, 2016
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation (1)	Cellectis equity award IFRS/US GAAP difference : Non cash stock-based compensation (1)	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	585	—	—	131	(317)	—	399

Research and development expenses	(4,112)	477	(928)	—	(1,058)	(17)	(5,638)
Selling, general and administrative expenses	(4,809)	621	(20)	(3,443)	945	37	(6,670)
Royalties and other operating income and expenses	(474)	—	—	(155)	430	(1)	(200)

Total operating expenses	(9,395)	1,098	(948)	(3,598)	317	19	(12,508)

Operating income (loss) before tax	(8,810)	1,098	(948)	(3,468)	—	19	(12,109)

Financial gain (loss)	87	—	—	(64)	—	(1)	23

Net income (loss)	(8,722)	1,098	(948)	(3,532)	—	18	(12,086)

(1)

In IFRS, non-cash stock-based compensation is recorded for stock options and other equity compensation plan awards issued by all entities of the consolidated group. The grant-date fair value of share warrants, employee warrants, stock options and free shares granted to employees is recognized as a payroll expense over the vesting period. In U.S. GAAP, the expenses related to the stock options granted in 2014, 2015 and 2016 under the Calyxt, Inc. Equity Incentive Existing Plan and in 2017 and 2018 under the Omnibus Plan are only incurred upon a triggering event or Initial Public Offering of Calyxt, Inc., as defined by the plan. Accordingly, Plant segment compensation expense was not recognized for Calyxt stock options and other Calyxt equity compensation plan awards in periods prior to the completion of Calyxt’s IPO on July 25, 2017.

Since 2016, Cellectis allocates share-based compensation to the share-related entity (rather than the entity related to the employee that benefited from such compensation), considering that the share-based compensation is an expense linked to such entity’s performance. Consequently, in the segment disclosure, all share-based compensation based on Cellectis shares have been charged in the Therapeutics segment, even if some Calyxt employees are included in a Cellectis stock-option plan. However, the Cellectis equity award plan non-cash stock-based compensation expenses related to Cellectis stock-option plans have been recorded in the Calyxt stand-alone financial statements prepared under U.S. GAAP.

(2)

Intersegment transactions primarily relate to management fees invoiced by Cellectis to Calyxt. Intersegment transactions are eliminated in the consolidated financial statements as well as in Cellectis’ presentation of key performance indicators by reportable segment. However, intersegment transactions are included in Calyxt’s stand-alone financial statements.

(3)	Reclassifications relate to expenses, which are classified differently under IFRS for Cellectis’ consolidated financials and U.S. GAAP for Calyxt’s stand-alone financial statements.
(4)

Other principally includes the restatement of Calyxt’s sale and lease-back transaction with respect to its Roseville, Minnesota property, which is recorded as a finance lease in U.S. GAAP and as an operating lease under IFRS.